Properties, Plants, and Equipment, Net - Schedule of Properties, Plants, and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, net	$ 2,593	$ 2,386
Property, Plant and Equipment, Excluding Construction in Progress
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross	5,494	5,227
Less: accumulated depreciation and amortization	3,236	3,150
Properties, plants, and equipment, net	2,258	2,077
Land and land rights
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross	85	84
Structures
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross	1,134	1,025
Machinery and equipment
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross	4,275	4,118
Construction work-in-progress
Property, Plant and Equipment [Line Items]
Properties, plants, and equipment, gross	$ 335	$ 309